Schedule of Investments (unaudited)	iShares® MSCI Global Energy Producers ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.5%
Beach Energy Ltd.	70,297	$68,493
Boss Energy Ltd. (a)	13,912	38,207
Deep Yellow Ltd.(a)	31,214	21,243
Karoon Energy Ltd.(a)	29,409	38,704
New Hope Corp. Ltd.	24,234	83,025
Paladin Energy Ltd.(a)	123,666	79,057
Santos Ltd.	141,026	637,811
Strike Energy Ltd.(a)(b)	100,595	26,947
Whitehaven Coal Ltd.	34,432	161,532
Woodside Energy Group Ltd.	82,259	1,671,285
Yancoal Australia Ltd., NVS	14,078	45,344
		2,871,648
Austria — 0.2%
OMV AG	6,311	269,472

Brazil — 1.4%
3R Petroleum Oleo E Gas SA(a)	10,138	61,750
Enauta Participacoes SA	6,552	20,620
Petroleo Brasileiro SA	161,213	1,234,796
Petroreconcavo SA	6,401	25,749
PRIO SA(a)	34,535	322,263
		1,665,178
Canada — 9.4%
Advantage Energy Ltd.(a)	7,546	51,717
Africa Oil Corp.	15,985	29,804
ARC Resources Ltd.	26,369	420,520
Athabasca Oil Corp.(a)	25,804	73,783
Baytex Energy Corp.	6,336	24,394
Baytex Energy Corp.	27,079	104,369
Birchcliff Energy Ltd.	11,304	54,148
Cameco Corp.	18,712	859,239
Canadian Natural Resources Ltd.	47,247	3,154,907
Cardinal Energy Ltd.	5,640	28,014
Cenovus Energy Inc.	61,778	1,095,837
Crescent Point Energy Corp.	23,487	165,298
Crew Energy Inc.(a)	5,640	19,992
Denison Mines Corp.(a)(b)	38,655	69,792
Energy Fuels Inc./Canada(a)(b)	7,046	56,027
Enerplus Corp.	9,267	147,171
Freehold Royalties Ltd.	5,561	57,087
Frontera Energy Corp.(a)	2,444	15,309
Headwater Exploration Inc.	10,334	54,071
Imperial Oil Ltd.	8,605	484,802
International Petroleum Corp.(a)	3,973	48,310
Kelt Exploration Ltd.(a)	6,580	32,538
MEG Energy Corp.(a)	12,269	232,007
NexGen Energy Ltd.(a)	18,702	121,974
NuVista Energy Ltd.(a)	7,866	67,939
Obsidian Energy Ltd.(a)	3,550	26,816
Paramount Resources Ltd., Class A	3,497	68,860
Parex Resources Inc.	4,512	92,538
PetroTal Corp., NVS	27,823	18,044
Peyto Exploration & Development Corp.	8,319	76,695
PrairieSky Royalty Ltd.	9,265	170,217
Spartan Delta Corp.	5,452	12,134
Suncor Energy Inc.	56,338	1,857,520
Surge Energy Inc.	4,360	24,741
Tamarack Valley Energy Ltd.	24,054	65,234
Topaz Energy Corp.	4,035	57,866
Tourmaline Oil Corp.	13,927	674,104
Security	Shares	Value

Canada (continued)
Vermilion Energy Inc.	6,991	$88,305
Whitecap Resources Inc.	25,904	179,063
		10,881,186
China — 1.5%
CGN Mining Co. Ltd.(a)	115,000	23,901
China Coal Energy Co. Ltd., Class H	85,000	71,973
China Shenhua Energy Co. Ltd., Class A	17,500	77,060
China Shenhua Energy Co. Ltd., Class H	145,500	475,192
Guanghui Energy Co. Ltd., Class A	18,800	19,080
Inner Mongolia Dian Tou Energy Corp. Ltd.	5,800	11,839
Inner Mongolia Yitai Coal Co. Ltd., Class B(a)	46,500	66,130
Jizhong Energy Resources Co. Ltd.	9,700	9,485
Kinetic Development Group Ltd.	110,000	8,027
PetroChina Co. Ltd., Class A	53,600	53,757
PetroChina Co. Ltd., Class H	914,000	598,098
Shaanxi Coal Industry Co. Ltd., Class A	25,500	69,476
Shan Xi Hua Yang Group New Energy Co. Ltd.	10,950	13,620
Shanxi Coking Coal Energy Group Co. Ltd., Class A	14,410	19,617
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	9,600	29,367
Yankuang Energy Group Co. Ltd., Class A	10,350	29,756
Yankuang Energy Group Co. Ltd., Class H	100,000	185,767
		1,762,145
Finland — 0.6%
Neste OYJ	18,328	698,346

France — 5.9%
Etablissements Maurel et Prom SA	2,444	17,191
TotalEnergies SE	99,280	6,766,850
		6,784,041
Greece — 0.1%
Hellenic Energy Holdings SA	2,467	20,473
Motor Oil Hellas Corinth Refineries SA	2,940	79,365
		99,838
Hong Kong — 0.0%
United Energy Group Ltd.	352,000	33,239

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	19,630	156,298

India — 4.2%
Bharat Petroleum Corp. Ltd.	32,455	169,869
Chennai Petroleum Corp. Ltd.	1,905	15,213
Coal India Ltd.	66,718	274,262
Gujarat Mineral Development Corp. Ltd.	3,666	18,136
Hindustan Petroleum Corp. Ltd.(a)	24,865	103,763
Indian Oil Corp. Ltd.	122,057	163,865
Oil & Natural Gas Corp. Ltd.	135,021	315,520
Reliance Industries Ltd.	104,737	2,989,406
Reliance Industries Ltd., GDR(c)	13,586	780,617
		4,830,651
Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	611,000	103,301
Bukit Asam Tbk PT	172,000	26,837
Energi Mega Persada Tbk PT, NVS(a)	663,100	9,833
Harum Energy Tbk PT	154,800	13,825
Indika Energy Tbk PT	65,800	6,257
Indo Tambangraya Megah Tbk PT	18,800	29,772
Medco Energi Internasional Tbk PT	282,012	20,932
Petrindo Jaya Kreasi Tbk PT, NVS	72,400	41,195
Sugih Energy Tbk PT(a)(d)	206,700	—

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	64,800	$91,522
		343,474
Israel — 0.1%
Delek Group Ltd.	408	52,610
Equital Ltd.(a)	924	25,945
Naphtha Israel Petroleum Corp. Ltd.	1,317	6,123
Oil Refineries Ltd.	108,403	34,054
Paz Oil Co. Ltd.(a)	435	37,255
		155,987
Italy — 1.5%
Eni SpA	102,378	1,697,683
Saras SpA(b)	23,218	37,747
		1,735,430
Japan — 1.3%
Cosmo Energy Holdings Co. Ltd.	2,636	100,174
ENEOS Holdings Inc.	124,900	491,602
Idemitsu Kosan Co. Ltd.	8,368	228,264
Inpex Corp.	42,000	579,450
Japan Petroleum Exploration Co. Ltd.	1,400	53,507
		1,452,997
Malaysia — 0.0%
Hibiscus Petroleum Bhd	22,560	12,165

Norway — 1.5%
Aker BP ASA	13,648	388,695
BLUENORD ASA(a)	997	45,473
BW Energy Ltd.(a)	3,666	8,373
DNO ASA	20,899	20,242
Equinor ASA	39,031	1,247,012
		1,709,795
Philippines — 0.0%
Semirara Mining & Power Corp., Class A	37,000	19,303

Poland — 0.3%
ORLEN SA	25,112	370,730

Portugal — 0.3%
Galp Energia SGPS SA	19,678	292,394

Russia — 0.0%
LUKOIL PJSC(d)	17,021	2
Rosneft Oil Co. PJSC(d)	47,821	5
Surgutneftegas PJSC(d)	285,010	32
Tatneft PJSC(d)	57,983	6
		45
Saudi Arabia — 0.9%
Rabigh Refining & Petrochemical Co.(a)	17,037	49,499
Saudi Arabian Oil Co.(c)	115,325	1,019,591
		1,069,090
South Africa — 0.1%
Exxaro Resources Ltd.	10,355	103,293
Thungela Resources Ltd.	5,867	44,928
		148,221
South Korea — 0.4%
HD Hyundai Co. Ltd.	1,880	87,626
SK Innovation Co. Ltd.(a)	2,616	289,605
S-Oil Corp.	1,965	103,565
		480,796
Spain — 0.7%
Repsol SA	55,413	850,885
Security	Shares	Value

Thailand — 0.5%
Bangchak Corp. PCL, NVDR	46,200	$57,085
Banpu PCL, NVDR	390,600	82,785
IRPC PCL, NVDR	460,600	25,914
PTT Exploration & Production PCL, NVDR	59,831	256,836
Star Petroleum Refining PCL, NVDR	85,200	19,820
Thai Oil PCL, NVDR	53,700	78,485
		520,925
Turkey — 0.2%
Turkiye Petrol Rafinerileri AS	41,797	221,072

United Arab Emirates — 0.1%
Dana Gas PJSC	238,659	51,463

United Kingdom — 12.1%
BP PLC	739,362	4,495,073
Diversified Energy Co. PLC	41,051	34,103
Energean PLC	6,594	83,828
EnQuest PLC(a)	58,844	10,133
Gulf Keystone Petroleum Ltd.	10,740	17,420
Harbour Energy PLC	26,265	76,388
Serica Energy PLC	10,470	30,370
Shell PLC	286,675	9,266,715
Tullow Oil PLC(a)(b)	55,062	25,222
		14,039,252
United States — 51.6%
Antero Resources Corp.(a)	12,347	291,760
APA Corp.	13,286	478,296
Berry Corp.	3,466	24,886
California Resources Corp.	2,261	115,786
Callon Petroleum Co.(a)(b)	2,344	73,297
Centrus Energy Corp., Class A(a)(b)	535	26,761
Chesapeake Energy Corp.	4,924	395,446
Chevron Corp.	78,601	11,287,104
Chord Energy Corp.	1,791	290,393
Civitas Resources Inc.	2,843	195,286
CNX Resources Corp.(a)	7,200	150,192
Comstock Resources Inc.	4,144	40,901
ConocoPhillips	51,878	5,995,540
CONSOL Energy Inc.	1,386	147,845
Coterra Energy Inc.	32,659	857,299
Crescent Energy Co., Class A	3,348	38,167
CVR Energy Inc.	1,524	48,417
Delek U.S. Holdings Inc.	2,980	80,877
Devon Energy Corp.	27,677	1,244,635
Diamondback Energy Inc.	7,360	1,136,458
Enviva Inc.	1,359	1,658
EOG Resources Inc.	25,217	3,103,456
EQT Corp.	16,926	676,363
Exxon Mobil Corp.	173,556	17,831,143
Granite Ridge Resources Inc.	1,156	6,832
Gulfport Energy Corp.(a)	526	72,083
Hallador Energy Co.(a)	1,005	12,693
Hess Corp.	11,972	1,682,784
HF Sinclair Corp.	6,381	334,875
HighPeak Energy Inc.	1,111	17,087
Kimbell Royalty Partners LP	2,742	42,172
Kosmos Energy Ltd.(a)	19,735	134,001
Laredo Petroleum Inc.(a)	869	38,966
Magnolia Oil & Gas Corp., Class A	7,711	165,786
Marathon Oil Corp.	26,240	667,283
Marathon Petroleum Corp.	17,322	2,584,269
Matador Resources Co.	4,867	281,702

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Murphy Oil Corp.	6,385	$273,086
Northern Oil and Gas Inc.	3,880	145,190
Occidental Petroleum Corp.	28,837	1,705,709
Ovintiv Inc.	11,322	502,017
Par Pacific Holdings Inc.(a)	2,437	83,516
PBF Energy Inc., Class A	4,902	217,649
Peabody Energy Corp.	4,890	116,578
Permian Res Corp., Class A, NVS	15,888	208,768
Pioneer Natural Resources Co.	10,108	2,341,417
Range Resources Corp.	10,441	339,332
Riley Exploration Permian Inc.	256	6,323
SandRidge Energy Inc.	1,313	18,133
SilverBow Resources Inc.(a)	693	22,044
Sitio Royalties Corp.	3,585	78,978
SM Energy Co.	5,142	192,568
Southwestern Energy Co.(a)	45,332	298,738
Talos Energy Inc.(a)	5,354	74,528
Tellurian Inc.(a)(b)	22,944	13,973
Texas Pacific Land Corp.	266	444,739
Uranium Energy Corp.(a)	16,248	105,937
VAALCO Energy Inc.	4,230	19,669
Valero Energy Corp.	15,299	1,917,883
Viper Energy Inc., NVS	2,986	92,028
Vitesse Energy Inc.	1,095	25,875
W&T Offshore Inc.	4,042	13,500
		59,830,677
Total Common Stocks — 97.8%
(Cost: $86,868,651)		113,356,743

Preferred Stocks

Brazil — 1.3%
Petroleo Brasileiro SA, Preference Shares, NVS	206,291	1,505,046
Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	275,500	$31

Total Preferred Stocks — 1.3%
(Cost: $951,583)		1,505,077

Total Long-Term Investments — 99.1%
(Cost: $87,820,234)		114,861,820

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	294,393	294,540
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(e)(f)	30,000	30,000

Total Short-Term Securities — 0.3%
(Cost: $324,324)		324,540

Total Investments — 99.4%
(Cost: $88,144,558)		115,186,360

Other Assets Less Liabilities — 0.6%		685,030

Net Assets — 100.0%		$115,871,390

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$839,216	$—		$(544,853	)(a)	$119	$58	$294,540	294,393	$1,440	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0	(a)	—		—	—	30,000	30,000	2,140		—
						$119	$58	$324,540		$3,580		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	10	12/15/23	$884	$(21,649)
FTSE 100 Index	1	12/15/23	95	(119)
				$(21,768)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$72,969,938	$40,386,760	$45	$113,356,743
Preferred Stocks	1,505,046	—	31	1,505,077
Short-Term Securities
Money Market Funds	324,540	—	—	324,540
	$74,799,524	$40,386,760	$76	$115,186,360
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(21,649)	$(119)	$—	$(21,768)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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